Document and Entity Information	Jul. 17, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001821825
Document Type	8-K
Document Period End Date	Jul. 17, 2026
Entity Registrant Name	Organon & Co.
Entity Incorporation State Country Code	DE
Entity File Number	001-40235
Entity Tax Identification Number	46-4838035
Entity Address, Address Line One	30 Hudson Street
Entity Address, Address Line Two	Floor 33
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	(551)
Local Phone Number	430-6900
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	OGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false